                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                                                    NBAMTSA40697

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Assets
   Bullish fundamentals for the fixed income markets became more apparent in the second quarter of 1997. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly, and inflation statistics are the lowest in a generation. With this backdrop, 91-Day Treasury Bill rates dropped from their April high of 5.34% to 5.17% at the end of the second quarter. During the second quarter we saw remarkable reductions in U.S. Treasury debt issuance, a welcome circumstance for U.S. taxpayers, which aided the reduction in rates. During the same period, major corporations continued to finance their activities by borrowing in the short term commercial paper market at a substantial discount to long term borrowing rates. This continued supply of commercial debt kept rates in this sector significantly higher than comparable maturity Treasury Bills, a beneficial circumstance for our money market investors. In this environment, we have extended our target maturity to the 65-70 day range adding incremental yields by selecting assets in the six months maturity factor.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  14,300,091
      Receivable for Trust shares sold                        262
                                                    --------------
                                                       14,300,353
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                   282,525
      Dividends payable                                    53,567
      Accrued expenses                                     18,572
      Payable to administrator -- net (Note B)              5,861
                                                    --------------
                                                          360,525
                                                    --------------
NET ASSETS at value                                 $  13,939,828
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      13,941
      Paid-in capital in excess of par value           13,926,888
      Accumulated net realized losses on
       investment                                          (1,001)
                                                    --------------
NET ASSETS at value                                 $  13,939,828
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     13,940,829
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   380,404
                                                    ------------
    Expenses:
      Administration fee (Note B)                        27,510
      Shareholder reports                                 9,724
      Custodian fees                                      5,000
      Legal fees                                            556
      Trustees' fees and expenses                           350
      Auditing fees                                          47
      Miscellaneous                                         688
      Expenses from Series (Notes A & B)                 37,671
                                                    ------------
        Total expenses                                   81,546
      Deduct -- expenses reimbursed by
       administrator (Note B)                           (12,083)
                                                    ------------
        Total net expenses                               69,463
                                                    ------------
        Net investment income                           310,941
                                                    ------------
REALIZED GAIN ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized gain on investment securities               11
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   310,952
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    310,941    $    673,957
    Net realized gain on investments
     from Series (Note A)                           11             200
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           310,952         674,157
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (310,941)       (673,957)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                4,470,794       2,327,316
    Proceeds from reinvestment of
     dividends                                 308,640         752,967
    Payments for shares redeemed            (4,303,831)    (21,495,723)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                        475,603     (18,415,440)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          475,614     (18,415,240)
NET ASSETS:
    Beginning of period                     13,464,214      31,879,454
                                          -----------------------------
    End of period                         $ 13,939,828    $ 13,464,214
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                     4,470,794       2,327,316
    Issued on reinvestment of dividends        308,640         752,967
    Redeemed                                (4,303,831)    (21,495,723)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                               475,603     (18,415,440)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012 expiring in 2002, determined as of December 31, 1996), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of
 .40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1997, such excess expenses amounted to $12,083.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $13, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1997, additions and reductions in the Fund's investment in its Series amounted to $4,172,992 and $3,767,706, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                              Six
                                            Months
                                             Ended
                                             June
                                              30,
                                             1997                         Year Ended December 31,
                                            (UNAUDITED)(1) 1996(1)   1995(1)        1994         1993         1992
                                            ------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $.9999      $ 1.0000     $  .9997     $ 1.0009     $ 1.0002     $ 1.0001
                                            ------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                    .0224         .0443        .0493        .0328        .0233        .0320
    Net Gains or Losses on Securities           --        (.0001)(2)    .0003           --        .0014        .0002
                                            ------------------------------------------------------------------------
      Total From Investment Operations       .0224         .0442        .0496        .0328        .0247        .0322
                                            ------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                (.0224)       (.0443)      (.0493)      (.0328)      (.0233)      (.0320)
    Distributions (from capital gains)          --            --           --       (.0012)      (.0007)      (.0001)
                                            ------------------------------------------------------------------------
      Total Distributions                   (.0224)       (.0443)      (.0493)      (.0340)      (.0240)      (.0321)
                                            ------------------------------------------------------------------------
Net Asset Value, End of Period              $.9999      $  .9999     $ 1.0000     $  .9997     $ 1.0009     $ 1.0002
                                            ------------------------------------------------------------------------
Total Return(3)                              +2.26%(4)     +4.52%       +5.04%       +3.46%       +2.43%       +3.25%
                                            ------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $ 13.9      $   13.5     $   31.9     $    5.3     $    6.8     $   25.4
                                            ------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                1.01%(6)      1.00%        1.01%        1.02%         .88%         .72%
                                            ------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                    4.52%(6)      4.44%        4.90%        3.28%        2.34%        3.19%
                                            ------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The amounts shown at this caption for a share outstanding throughout the period may not accord with the change in aggregate gains and losses in securities for the period because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all fiscal periods shown.
4) Not annualized.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                  Six
                                                 Months
                                                 Ended
                                                  June
                                                  30,         Year Ended December 31,
                                                  1997       1996       1995       1994
----------------------------------------------------------------------------------------
Expenses                                         1.19%       1.21%      1.25%      1.03%
                                                 ---------------------------------------
Net Investment Income                            4.34%       4.23%      4.66%      3.27%
                                                 ---------------------------------------

   There was no reduction of expenses for the years ended December 31, 1992 and 1993.
6)Annualized.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  -----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (8.9%)
$ 600,000  Fannie Mae, Variable Rate
           Medium-Term Notes, Ser. B,
           5.5175%, due 9/12/97                AGY         AGY     $   599,924
  680,000  Fannie Mae, Discount Notes,
           5.22% & 5.54%, due 7/28/97 &
           9/18/97                             AGY         AGY         673,217
                                                                   -----------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES                                                1,273,141
                                                                   -----------
           ASSET-BACKED COMMERCIAL PAPER
           (4.1%)
  600,000  Ciesco, L.P., 5.55%, due
           9/9/97                              P-1        A-1+         593,525
                                                                   -----------
           CORPORATE COMMERCIAL PAPER
           (79.9%)
  255,000  Lubrizol Corp., 6.20%, due
           7/1/97                              P-1        A-1+         255,000
  192,000  Kentucky Utilities Co., 5.55%,
           due 7/2/97                          P-1        A-1+         191,970
  400,000  Southwestern Bell Telephone
           Co., 5.53%, due 7/2/97              P-1        A-1+         399,939
  500,000  Hitachi America, Ltd., 5.60%,
           due 7/8/97                          P-1        A-1+         499,455
  480,000  R.R. Donnelley & Sons Co.,
           5.53%, due 7/8/97                   P-1         A-1         479,484
  353,000  Snap-on Inc., 5.54%, due
           7/11/97                             P-1        A-1+         352,457
  600,000  Export Development Corp.,
           5.50%, due 7/15/97                  P-1        A-1+         598,717
  500,000  Guinness PLC, 5.62%, due
           7/21/97                             P-1         A-1         498,439
  400,000  Hershey Foods Corp., 5.55%,
           due 7/22/97                         P-1        A-1+         398,705
  500,000  Kingdom of Sweden, 5.57%, due
           7/24/97                             P-1        A-1+         498,221
  500,000  Illinois Tool Works, Inc.,
           5.55%, due 7/28/97                  P-1        A-1+         497,919
  288,000  Toys "R" Us, Inc., 5.51%, due
           8/1/97                              P-1         A-1         286,633
  600,000  USAA Capital Corp., 5.54%, due
           8/28/97                             P-1        A-1+         594,645
  100,000  Province of British Columbia,
           Canada, 5.59%, due 9/10/97          P-1        A-1+          98,897
  260,000  Colonial Pipeline Co., 5.64%,
           due 9/11/97                         P-1        A-1+         257,067
  500,000  Pitney Bowes Credit Corp.,
           5.65%, due 10/1/97                  P-1        A-1+         492,781
  600,000  Daimler-Benz North America
           Corp., 5.60%, due 10/10/97          P-1         A-1         590,573
  600,000  Walt Disney Co., 5.50%, due
           10/20/97                            P-1         A-1         589,825
  250,000  Elf Aquitaine Finance S.A.,
           5.75%, due 10/27/97                 P-1        A-1+         245,288
  600,000  du Pont (E.I.) de Nemours &
           Co., 5.64%, due 10/28/97            P-1        A-1+         588,814
  600,000  Goldman Sachs L.P., 5.33% &
           5.68%, due 7/2/97 & 11/6/97         P-1        A-1+         595,902
  500,000  Merrill Lynch & Co., Inc.,
           5.72%, due 11/6/97                  P-1        A-1+         489,831
  400,000  Swedish Export Credit Corp.,
           5.63%, due 11/10/97                 P-1        A-1+         391,743
  700,000  Cargill, Inc., 5.60%, due
           11/24/97                            P-1        A-1+         684,102
  405,000  General Electric Capital
           Corp., 5.63%, due 12/2/97           P-1        A-1+         395,246
  460,000  United Parcel Service of
           America, Inc., 5.51%, due
           12/12/97                            P-1        A-1+         448,453
                                                                   -----------
           TOTAL CORPORATE COMMERCIAL
           PAPER                                                    11,420,106
                                                                   -----------

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  -----------
           CORPORATE DEBT SECURITIES
           (7.0%)
$ 500,000  First Union National Bank of
           North Carolina, Floating Rate
           Bank Notes, 5.64%, due
           12/19/97                            P-1         A-1     $   500,000
  500,000  Morgan Stanley Group Inc.,
           Senior Variable Rate
           Medium-Term Notes, Ser. C,
           5.7625%, due 5/18/98                P-1        A-1+         500,000
                                                                   -----------
           TOTAL CORPORATE DEBT
           SECURITIES                                                1,000,000
                                                                   -----------
           TOTAL INVESTMENTS (99.9%)                                14,286,772
           Cash, receivables and other
           assets, less liabilities
           (0.1%)                                                       13,320
                                                                   -----------
           TOTAL NET ASSETS (100.0%)                               $14,300,092
                                                                   -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
1) Investment securities of the Series are valued at amortized cost, which approximates Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at value* (Note
       A) -- see Schedule of Investments            $  14,286,772
      Cash                                                  2,464
      Deferred organization costs (Note A)                 12,659
      Interest receivable                                   6,364
      Prepaid expenses and other assets                       288
                                                    --------------
                                                       14,308,547
                                                    --------------
LIABILITIES
      Accrued expenses                                      5,585
      Payable to investment manager (Note B)                2,870
                                                    --------------
                                                            8,455
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  14,300,092
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  14,300,092
                                                    --------------
NET ASSETS                                          $  14,300,092
                                                    --------------
*Cost of investments                                $  14,286,772
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   380,404
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 17,251
      Custodian fees (Note B)                            12,231
      Accounting fees                                     5,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,214
      Trustees' fees and expenses                           364
      Auditing fees                                         231
      Legal fees                                            202
      Insurance expense                                     138
      Miscellaneous                                          40
                                                    ------------
        Total expenses                                   37,671
                                                    ------------
        Net investment income                           342,733
                                                    ------------
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                                    11
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   342,744
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    342,733    $    743,771
    Net realized gain on investments                11             200
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           342,744         743,971
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                4,172,992       2,011,699
    Reductions                              (3,767,706)    (21,419,993)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests        405,286     (19,408,294)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          748,030     (18,664,323)
NET ASSETS:
    Beginning of period                     13,552,062      32,216,385
                                          -----------------------------
    End of period                         $ 14,300,092    $ 13,552,062
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on a constant basis to maturity. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $12,659.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $13, which is less than .01% of the Series' average daily net assets.

NOTE C -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                Period
                                                                from
                                                                 May
                                                                 1,
                                                                1995
                                             Six                (Commencement
                                            Months               of
                                            Ended     Year      Operations)
                                            June      Ended     to
                                             30,      December  December
                                            1997      31,       31,
                                            (UNAUDITED) 1996    1995
                                            -------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                 .55%(1)   .54%      .55%(1)
                                            -------------------------
    Net Investment Income                   4.97%(1)  4.88%     5.31%(1)
                                            -------------------------
Net Assets, End of Period (in millions)     $14.3     $13.6     $32.2
                                            -------------------------

1) Annualized.